T. ROWE PRICE Ultra Short-Term Bond Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 11.6%
Auto Backed 7.7%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  800 795
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B
0.76%, 12/18/25  7,500 7,426
ARI Fleet Lease Trust
Series 2021-A, Class A2
0.37%, 3/15/30 (1) 7,250 7,179
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1) 6,280 6,367
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1) 678 679
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1) 38 38
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  15,635 15,489
Chase Auto Credit Linked Notes
Series 2020-1, Class B
0.991%, 1/25/28 (1) 1,892 1,884
Chase Auto Credit Linked Notes
Series 2020-2, Class B
0.84%, 2/25/28 (1) 3,417 3,393
Chase Auto Credit Linked Notes
Series 2021-2, Class B
0.889%, 12/26/28 (1) 17,995 17,789
Drive Auto Receivables Trust
Series 2021-1, Class B
0.65%, 7/15/25  6,250 6,234
Exeter Automobile Receivables Trust
Series 2020-2A, Class B
2.08%, 7/15/24 (1) 468 469
Exeter Automobile Receivables Trust
Series 2020-3A, Class B
0.79%, 9/16/24  10,693 10,693
Exeter Automobile Receivables Trust
Series 2021-1A, Class B
0.50%, 2/18/25  25,000 24,958

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2021-2A, Class B
0.57%, 9/15/25  15,200 15,099
Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23  3,515 3,529
Ford Credit Auto Lease Trust
Series 2020-B, Class B
1.00%, 11/15/23  2,250 2,243
Ford Credit Auto Lease Trust
Series 2021-A, Class B
0.47%, 5/15/24  17,400 17,158
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  5,195 5,117
GM Financial Automobile Leasing Trust
Series 2020-1, Class B
1.84%, 12/20/23  2,545 2,554
GM Financial Automobile Leasing Trust
Series 2020-2, Class B
1.56%, 7/22/24  770 772
GM Financial Automobile Leasing Trust
Series 2020-3, Class B
0.76%, 10/21/24  2,215 2,194
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 1,435 1,418
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class B
0.96%, 10/15/25 (1) 2,145 2,112
Hyundai Auto Lease Securitization Trust
Series 2020-B, Class B
0.81%, 10/15/24 (1) 1,930 1,915
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B
0.61%, 10/15/25 (1) 8,700 8,574
Hyundai Auto Lease Securitization Trust
Series 2021-B, Class B
0.62%, 3/16/26 (1) 20,345 19,805
JPMorgan Chase Bank - CACLN
Series 2021-3, Class B
0.76%, 2/26/29 (1) 13,399 13,202
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, FRN
1M USD LIBOR + 0.95%, 1.137%, 7/25/25 (1) 5,520 5,527
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 4,728 4,687

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class A
1.37%, 10/15/24 (1) 1,157 1,159
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class B
1.45%, 10/16/28 (1) 1,862 1,859
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class B
1.44%, 4/17/28 (1) 752 751
Santander Drive Auto Receivables Trust
Series 2020-2, Class B
0.96%, 11/15/24  1,039 1,039
Santander Drive Auto Receivables Trust
Series 2020-3, Class B
0.69%, 3/17/25  6,259 6,258
Santander Drive Auto Receivables Trust
Series 2020-4, Class B
0.73%, 3/17/25  13,500 13,497
Santander Drive Auto Receivables Trust
Series 2021-3, Class B
0.60%, 12/15/25  11,000 10,891
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 2,000 2,019
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 10,500 10,582
Santander Retail Auto Lease Trust
Series 2020-A, Class A3
1.74%, 7/20/23 (1) 4,266 4,278
Santander Retail Auto Lease Trust
Series 2020-B, Class B
0.82%, 12/20/24 (1) 11,555 11,276
Santander Retail Auto Lease Trust
Series 2021-B, Class B
0.84%, 6/20/25 (1) 13,860 13,468
Santander Retail Auto Lease Trust
Series 2021-C, Class B
0.83%, 3/20/26 (1) 10,135 9,882
World Omni Auto Receivables Trust
Series 2020-A, Class B
1.93%, 6/16/25  3,430 3,449
World Omni Automobile Lease Securitization Trust
Series 2020-B, Class B
0.70%, 2/17/26  7,250 7,138

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,595 4,564
311,409
Collateralized Debt Obligation 0.5%
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.054%, 1/20/28 (1) 768 766
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.041%, 1/18/28 (1) 918 910
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 0.83%, 0.959%, 10/25/29 (1) 16,250 16,238
17,914
Equipment Lease Heavy Duty 0.0%
CCG Receivables Trust
Series 2019-2, Class A2
2.11%, 3/15/27 (1) 1,275 1,281
1,281
Home Equity Loans Backed 0.2%
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1) 182 182
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 7,696 7,560
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,860 1,817
9,559
Other Asset-Backed Securities 1.2%
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 825 828
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 2,452 2,467
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 59 60
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 876 873
HPEFS Equipment Trust
Series 2021-2A, Class B
0.61%, 9/20/28 (1) 5,250 5,137

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 89 88
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 5,218 5,053
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M USD LIBOR + 0.69%, 0.852%, 4/20/62 (1) 5,906 5,873
Octane Receivables Trust
Series 2021-1A, Class A
0.93%, 3/22/27 (1) 12,737 12,595
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 10,018 9,864
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 4,686 4,671
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 279 274
47,783
Student Loans 2.0%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 11,480 11,778
Navient Private Education Loan Trust
Series 2017-A, Class A2B, FRN
1M USD LIBOR + 0.90%, 1.091%, 12/16/58 (1) 638 637
Navient Private Education Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 3,542 3,422
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 833 826
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 3,407 3,344
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 1,535 1,491
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69 (1) 7,092 6,860
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 15,506 15,018

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 10,803 10,409
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A
1.11%, 2/18/70 (1) 4,300 4,104
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 13,397 13,047
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 3,555 3,524
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 1.691%, 4/15/32 (1) 2,307 2,322
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 2,539 2,602
SMB Private Education Loan Trust
Series 2021-A, Class A1, FRN
1M USD LIBOR + 0.50%, 0.691%, 1/15/53 (1) 891 890
80,274
Total Asset-Backed Securities
(Cost $474,780) 468,220
CORPORATE BONDS 48.6%
Airlines 1.0%
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1) 18,066 18,172
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 13,698 14,080
Southwest Airlines, 4.75%, 5/4/23  6,026 6,227
38,479
Automotive 1.9%
BMW U.S. Capital, FRN, SOFRINDX + 0.53%, 0.579%, 4/1/24 (1) 10,000 10,039
Daimler Trucks Finance North America, FRN, SOFR + 0.75%, 0.799%,
12/13/24 (1) 12,843 12,894
Hyundai Capital America, 1.15%, 11/10/22 (1) 4,645 4,621
Hyundai Capital America, 2.85%, 11/1/22 (1) 1,667 1,678
Hyundai Capital America, 3.00%, 6/20/22 (1) 1,155 1,159
Nissan Motor, 3.043%, 9/15/23 (1) 17,346 17,500
Nissan Motor Acceptance, 3.45%, 3/15/23 (1) 5,528 5,604
Nissan Motor Acceptance, 3.875%, 9/21/23 (1) 5,000 5,110
Stellantis, 5.25%, 4/15/23  15,110 15,563
Volkswagen Group of America Finance, 2.90%, 5/13/22 (1) 2,075 2,083
76,251

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Banking 18.7%
ABN AMRO Bank, 6.25%, 4/27/22  23,942 24,111
AIB Group, 4.75%, 10/12/23 (1) 16,335 16,906
Bangkok Bank, 4.05%, 3/19/24  16,000 16,601
Bank of America, FRN, SOFR + 0.69%, 0.74%, 4/22/25  15,000 15,019
Bank of Ireland Group, 4.50%, 11/25/23 (1) 27,452 28,256
Bank of Montreal, FRN, SOFRINDX + 0.32%, 0.369%, 7/9/24  10,000 9,975
Bank of Montreal, FRN, SOFRINDX + 0.68%, 0.729%, 3/10/23  18,500 18,547
Bank of Nova Scotia, FRN, SOFRINDX + 0.445%, 0.494%, 4/15/24  17,145 17,144
Bank of Nova Scotia, FRN, SOFRINDX + 0.55%, 0.599%, 9/15/23  12,544 12,557
Barclays Bank, 1.70%, 5/12/22  2,610 2,615
BDO Unibank, 2.95%, 3/6/23  11,650 11,688
BPCE, 3.00%, 5/22/22 (1) 10,000 10,043
BPCE, 5.70%, 10/22/23 (1) 34,423 36,139
Canadian Imperial Bank of Commerce, FRN, SOFRINDX + 0.40%,
0.449%, 12/14/23  6,257 6,249
Citigroup, FRN, SOFR + 0.669%, 0.719%, 5/1/25  15,000 14,995
Citizens Financial Group, 4.15%, 9/28/22 (1) 9,060 9,233
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 14,030 14,136
Danske Bank, 3.875%, 9/12/23 (1) 7,695 7,873
Danske Bank, 5.375%, 1/12/24 (1) 2,916 3,068
Danske Bank, VR, 1.171%, 12/8/23 (1)(2) 5,000 4,973
Deutsche Bank, Series E, FRN, SOFR + 0.50%, 0.55%, 11/8/23  20,000 19,959
Discover Financial Services, 5.20%, 4/27/22  4,817 4,848
Goldman Sachs Group, FRN, SOFR + 0.50%, 0.549%, 9/10/24  10,000 9,960
Goldman Sachs Group, FRN, SOFR + 0.58%, 0.629%, 3/8/24  10,000 9,992
Goldman Sachs Group, FRN, SOFR + 0.70%, 0.749%, 1/24/25  9,950 9,950
Hana Bank, 4.625%, 10/24/23  12,500 12,983
HSBC Holdings, 4.25%, 3/14/24  20,041 20,723
HSBC Holdings, FRN, SOFR + 0.58%, 0.63%, 11/22/24  10,000 10,005
HSBC Holdings, VR, 3.262%, 3/13/23 (2) 9,856 9,864
ICICI Bank, 3.25%, 9/9/22  11,200 11,258
ING Bank, 5.80%, 9/25/23  3,307 3,478
Intesa Sanpaolo, 3.125%, 7/14/22 (1) 10,472 10,519
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 15,000 15,183
JPMorgan Chase, FRN, SOFR + 0.535%, 0.585%, 6/1/25  10,000 9,966
JPMorgan Chase, FRN, SOFR + 0.58%, 0.629%, 6/23/25  10,000 9,954
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2) 855 854
Lloyds Banking Group, VR, 2.907%, 11/7/23 (2) 5,000 5,036
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22  3,000 3,001
Mizuho Financial Group Cayman 2, 4.20%, 7/18/22  27,205 27,561
Morgan Stanley, FRN, SOFR + 0.95%, 1.00%, 2/18/26  14,925 14,893
National Bank of Canada, VR, 0.90%, 8/15/23 (2) 2,270 2,259
Nationwide Building Society, VR, 3.622%, 4/26/23 (1)(2) 19,956 20,013
Natwest Group, 6.125%, 12/15/22  12,269 12,679
Natwest Group, VR, 3.498%, 5/15/23 (2) 3,150 3,163

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NatWest Markets, FRN, SOFR + 0.53%, 0.58%, 8/12/24 (1) 6,315 6,315
Nordea Bank, 4.25%, 9/21/22 (1) 14,848 15,109
Societe Generale, 5.00%, 1/17/24 (1) 7,815 8,134
Societe Generale, FRN, SOFR + 1.05%, 1.099%, 1/21/26 (1) 10,000 10,030
Standard Chartered, 3.95%, 1/11/23 (1) 23,807 24,176
Standard Chartered, 5.20%, 1/26/24 (1) 2,157 2,251
Standard Chartered, FRN, SOFR + 0.93%, 0.98%, 11/23/25 (1) 5,000 5,006
Standard Chartered, VR, 1.319%, 10/14/23 (1)(2) 1,915 1,908
State Bank of India, 4.50%, 9/28/23  13,300 13,764
State Street, VR, 2.825%, 3/30/23 (2) 930 931
Sumitomo Mitsui Banking, 4.85%, 3/1/22  20,438 20,438
Toronto-Dominion Bank, FRN, SOFR + 0.22%, 0.27%, 6/2/23  10,000 9,969
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 0.399%, 9/10/24  10,000 9,962
Toronto-Dominion Bank, FRN, SOFR + 0.48%, 0.53%, 1/27/23  6,900 6,910
Truist Financial, FRN, SOFR + 0.40%, 0.449%, 6/9/25  20,000 19,900
UBS, FRN, SOFR + 0.32%, 0.37%, 6/1/23 (1) 10,000 10,003
UBS, FRN, SOFR + 0.36%, 0.41%, 2/9/24 (1) 10,000 9,976
UBS Group, VR, 2.859%, 8/15/23 (1)(2) 6,225 6,266
UniCredit, 3.75%, 4/12/22 (1) 35,323 35,422
754,699
Building & Real Estate 0.4%
Longfor Group Holdings, 3.875%, 7/13/22  10,790 10,831
Longfor Group Holdings, 3.90%, 4/16/23  6,200 6,197
17,028
Chemicals 0.6%
Cytec Industries, 3.50%, 4/1/23  23,569 23,858
23,858
Drugs 0.6%
Gilead Sciences, 0.75%, 9/29/23  8,794 8,667
Perrigo Finance Unlimited, 3.90%, 12/15/24  3,364 3,343
Roche Holdings, FRN, SOFR + 0.24%, 0.289%, 3/5/24 (1) 10,000 9,997
22,007
Energy 4.5%
Abu Dhabi National Energy, 3.875%, 5/6/24  9,300 9,620
Boardwalk Pipelines, 3.375%, 2/1/23  4,975 5,014
Devon Energy, 8.25%, 8/1/23  35,159 37,840
Energy Transfer Partners, 4.50%, 11/1/23  4,209 4,335
Energy Transfer Partners, 5.00%, 10/1/22  5,575 5,631
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 19,536 19,483
Kinder Morgan, 5.625%, 11/15/23 (1) 2,366 2,478
MPLX, 3.50%, 12/1/22  10,569 10,714
MPLX, 4.50%, 7/15/23  4,725 4,849
Plains All American Pipeline, 2.85%, 1/31/23  9,874 9,956
Plains All American Pipeline, 3.65%, 6/1/22  21,899 21,904
Sabine Pass Liquefaction, 5.625%, 4/15/23  45,425 46,901

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Williams, 3.70%, 1/15/23  3,306 3,352
182,077
Entertainment & Leisure 0.0%
Smithsonian Institution, 0.895%, 9/1/22  800 799
799
Financial 3.0%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 7,013
AerCap Ireland Capital, 4.125%, 7/3/23  22,810 23,309
AerCap Ireland Capital, 4.50%, 9/15/23  2,075 2,137
AerCap Ireland Capital, 4.875%, 1/16/24  2,000 2,080
AerCap Ireland Capital, FRN, SOFR + 0.68%, 0.729%, 9/29/23  6,835 6,818
Avolon Holdings Funding, 3.625%, 5/1/22 (1) 5,829 5,836
General Motors Financial, 3.55%, 7/8/22  2,400 2,421
General Motors Financial, 4.15%, 6/19/23  1,390 1,426
General Motors Financial, FRN, SOFR + 0.62%, 0.669%, 10/15/24  15,000 14,956
General Motors Financial, FRN, SOFR + 0.76%, 0.809%, 3/8/24  20,000 20,021
Park Aerospace Holdings, 5.25%, 8/15/22 (1) 7,220 7,301
Synchrony Financial, 2.85%, 7/25/22  24,473 24,622
Western Union, 4.25%, 6/9/23  3,050 3,137
121,077
Food/Tobacco 1.3%
Imperial Brands Finance, 3.50%, 2/11/23 (1) 17,510 17,665
Imperial Brands Finance, 3.75%, 7/21/22 (1) 29,532 29,653
Prosperous Ray, 4.625%, 11/12/23  5,600 5,811
53,129
Forest Products 0.3%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 10,337
10,337
Health Care 1.1%
CommonSpirit Health, 4.20%, 8/1/23  4,165 4,305
HCA, 4.75%, 5/1/23  6,446 6,631
Humana, 0.65%, 8/3/23  20,255 19,944
St. Joseph's University Medical Center, 3.926%, 7/1/22  3,075 3,094
Stryker, 0.60%, 12/1/23  3,370 3,293
Thermo Fisher Scientific, FRN, SOFR + 0.53%, 0.579%, 10/18/24  8,250 8,254
45,521
Industrial - Other 0.1%
GC Treasury Center, 4.25%, 9/19/22  5,000 5,056
5,056
Information Technology 0.8%
Analog Devices, FRN, SOFR + 0.25%, 0.299%, 10/1/24  3,225 3,225
Baidu, 2.875%, 7/6/22  2,000 2,007
Baidu, 3.50%, 11/28/22  4,890 4,949
Baidu, 3.875%, 9/29/23  1,000 1,027
Marvell Technology, 4.20%, 6/22/23  7,624 7,815

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NXP, 4.625%, 6/1/23 (1) 11,509 11,874
Skyworks Solutions, 0.90%, 6/1/23  3,075 3,034
33,931
Insurance 1.6%
Athene Global Funding, FRN, SOFR + 0.70%, 0.75%, 5/24/24 (1) 5,000 5,004
Athene Global Funding, FRN, SOFR + 0.715%, 0.764%, 1/7/25 (1) 9,850 9,844
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 0.809%,
4/12/24 (1) 18,003 18,083
Equitable Financial Life Global Funding, FRN, SOFR + 0.39%, 0.439%,
4/6/23 (1) 10,000 9,994
Liberty Mutual Group, 4.95%, 5/1/22 (1) 3,819 3,845
MassMutual Global Funding II, FRN, SOFR + 0.36%, 0.409%,
4/12/24 (1) 10,000 10,012
Principal Life Global Funding II, FRN, SOFR + 0.45%, 0.499%,
4/12/24 (1) 4,800 4,810
Trinity Acquisition, 4.625%, 8/15/23  2,202 2,288
63,880
Investment Dealers 0.3%
Charles Schwab, FRN, SOFRINDX + 0.50%, 0.549%, 3/18/24  10,000 10,026
10,026
Lodging 0.9%
Hyatt Hotels, 1.30%, 10/1/23  6,255 6,150
Hyatt Hotels, FRN, SOFRINDX + 1.05%, 1.099%, 10/1/23  12,552 12,571
Marriott International, 3.125%, 2/15/23  9,128 9,232
Marriott International, Series Z, 4.15%, 12/1/23  8,984 9,282
37,235
Manufacturing 0.4%
Panasonic, 2.536%, 7/19/22 (1) 6,690 6,707
Siemens Financieringsmaatschappij, FRN, SOFR + 0.43%, 0.479%,
3/11/24 (1) 10,000 10,012
16,719
Media & Communications 0.5%
PCCW-HKT Capital No 5, 3.75%, 3/8/23  6,931 7,044
SES, 3.60%, 4/4/23 (1) 13,819 14,026
21,070
Metals & Mining 0.5%
Anglo American Capital, 4.125%, 9/27/22 (1) 6,000 6,100
POSCO, 2.375%, 11/12/22 (1) 2,345 2,357
POSCO, 2.375%, 1/17/23  4,000 4,021
POSCO, 4.00%, 8/1/23  5,225 5,378
17,856
Oil Field Services 0.5%
Energy Transfer, 3.60%, 2/1/23  5,275 5,328
Energy Transfer, 4.25%, 3/15/23  2,000 2,035
Energy Transfer, 5.875%, 1/15/24  6,578 6,923

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Energy Transfer, Series 5Y, 4.20%, 9/15/23  6,570 6,759
21,045
Petroleum 0.4%
Enbridge, FRN, SOFRINDX + 0.63%, 0.68%, 2/16/24  9,775 9,793
Pertamina Persero, 4.875%, 5/3/22  7,800 7,838
17,631
Railroads 0.3%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  7,970 7,849
Eastern Creation II Investment Holdings, 1.35%, 10/20/24  3,870 3,781
11,630
Real Estate Investment Trust Securities 0.5%
Highwoods Realty, 3.625%, 1/15/23  11,019 11,155
Public Storage, FRN, SOFR + 0.47%, 0.519%, 4/23/24  6,305 6,305
Realty Income, 4.60%, 2/6/24  1,636 1,703
Vanke Real Estate Hong Kong, 4.15%, 4/18/23  2,400 2,432
21,595
Retail 1.0%
7-Eleven, 0.625%, 2/10/23 (1) 2,440 2,421
Nordstrom, 2.30%, 4/8/24  9,395 9,043
QVC, 4.375%, 3/15/23  13,355 13,522
QVC, 4.85%, 4/1/24  16,245 16,489
41,475
Services 0.3%
CDW, 5.50%, 12/1/24  3,675 3,845
IHS Markit, 5.00%, 11/1/22 (1) 5,500 5,603
Nature Conservancy, Series A, 0.367%, 7/1/22  1,250 1,248
Nature Conservancy, Series A, 0.467%, 7/1/23  850 835
Nature Conservancy, Series A, 0.625%, 7/1/24  650 622
12,153
Telephones 0.6%
AT&T, FRN, SOFRINDX + 0.64%, 0.689%, 3/25/24  13,328 13,327
Ooredoo International Finance, 3.25%, 2/21/23  9,500 9,631
22,958
Transportation 0.6%
HPHT Finance, 2.75%, 9/11/22  15,200 15,249
Triton Container International, 0.80%, 8/1/23 (1) 9,230 9,065
24,314
Transportation (Excluding Railroads) 0.9%
Sydney Airport Finance, 3.90%, 3/22/23 (1) 35,651 36,407
36,407
Utilities 4.6%
Alexander Funding Trust, 1.841%, 11/15/23 (1) 10,990 10,854
China Southern Power Grid International Finance BVI, 2.75%, 5/8/22  10,000 10,021
Edison International, 2.40%, 9/15/22  15,000 15,077
Edison International, 2.95%, 3/15/23  5,000 5,032

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Edison International, 3.125%, 11/15/22  9,971 10,059
Hero Asia Investment, 1.50%, 11/18/23  12,800 12,578
NextEra Energy Capital Holdings, FRN, SOFR + 0.40%, 0.45%,
11/3/23  39,800 39,778
NRG Energy, 3.75%, 6/15/24 (1) 670 681
Pacific Gas & Electric, 1.75%, 6/16/22  25,420 25,413
Pacific Gas & Electric, 3.25%, 6/15/23  5,000 5,038
Pacific Gas & Electric, 4.25%, 8/1/23  2,500 2,552
Pacific Gas & Electric, FRN, SOFRINDX + 1.15%, 2.194%, 11/14/22  1,845 1,843
Saudi Electricity Global Sukuk, 3.473%, 4/8/23  6,000 6,124
Saudi Electricity Global Sukuk, 4.222%, 1/27/24  7,200 7,471
Southern California Edison, FRN, SOFR + 0.83%, 0.879%, 4/1/24  2,475 2,477
State Grid Overseas Investment, 3.75%, 5/2/23  4,714 4,825
Vistra Operations, 3.55%, 7/15/24 (1) 24,655 24,809
184,632
Wireless Communications 0.4%
SBA Tower Trust, 3.448%, 3/15/23 (1) 15,000 15,195
15,195
Total Corporate Bonds
(Cost $1,977,670) 1,960,070
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.6%
Foreign Government Obligations & Municipalities 3.6%
Japan Treasury Discount Bill, 3/7/22 (JPY)  6,301,950 54,817
Japan Treasury Discount Bill, 4/4/22 (JPY)  3,332,650 28,991
Japan Treasury Discount Bill, 4/11/22 (JPY)  2,663,950 23,174
Japan Treasury Discount Bill, 5/9/22 (JPY)  2,743,300 23,866
Saudi Arabian Oil, 2.75%, 4/16/22 (1) 10,000 10,028
Saudi Arabian Oil, 2.75%, 4/16/22  4,000 4,011
144,887
Total Foreign Government Obligations & Municipalities
(Cost $145,679) 144,887
MUNICIPAL SECURITIES 0.9%
California 0.2%
California Municipal Fin. Auth., National Univ., Series B, 3.323%,
4/1/23  1,030 1,048
Golden State Tobacco Securitization, Series A-1, 1.237%, 6/1/22  5,000 5,003
Port of Oakland, Senior Lien, Series R, 0.821%, 5/1/23  1,040 1,033
7,084

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Florida 0.0%
Florida Dev. Fin., Nova Southeastern Univ., Series B, 1.795%, 4/1/22  1,255 1,255
1,255
Illinois 0.2%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.708%,
12/1/22  680 681
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  870 869
Illinois, Series A, GO, 2.25%, 10/1/22  6,500 6,531
8,081
Iowa 0.0%
Iowa Tobacco Settlement Auth., Series A-1, 0.563%, 6/1/22  1,000 1,000
Iowa Tobacco Settlement Auth., Series A-1, 0.663%, 6/1/23  1,500 1,480
2,480
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A,
1.503%, 7/1/23  250 250
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22  2,000 2,001
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  2,125 2,109
4,360
New Jersey 0.0%
New Jersey Turnpike Auth., Series B, 0.473%, 1/1/23  150 149
149
Oregon 0.0%
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.65%, 8/15/22  500 500
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.73%, 8/15/23  1,710 1,692
2,192
South Dakota 0.1%
Educational Enhancement Funding, 0.706%, 6/1/23  2,700 2,672
2,672
Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C, 1.345%,
1/1/24  500 495
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.486%,
1/1/23  170 170
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.645%,
1/1/24  510 506
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23  500 496
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
0.923%, 9/1/22 (3) 450 450
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
1.071%, 9/1/23 (3) 475 471
2,588
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
0.947%, 6/1/22  1,520 1,521

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  5,415 5,383
6,904
Total Municipal Securities
(Cost $37,901) 37,765
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 19.7%
Commercial Mortgage-Backed Securities 2.6%
BANK
Series 2017-BNK8, Class A1
2.122%, 11/15/50  48 48
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M USD LIBOR + 0.92%, 1.111%, 10/15/36 (1) 1,614 1,607
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M USD LIBOR + 0.93%, 1.121%, 10/15/37 (1) 5,346 5,309
BX Commercial Mortgage Trust
Series 2021-SOAR, Class A, ARM
1M USD LIBOR + 0.67%, 0.861%, 6/15/38 (1) 5,000 4,887
BX Trust
Series 2021-ARIA, Class A, ARM
1M USD LIBOR + 0.899%, 1.09%, 10/15/36 (1) 3,100 3,038
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 0.991%, 2/15/38 (1) 3,000 2,990
Goldman Sachs Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M USD LIBOR + 1.15%, 1.342%, 5/15/26 (1) 6,665 6,583
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.225%, 12/15/36 (1) 10,000 9,869
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.017%, 7/25/61 (1) 12,807 12,539
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 1.10%, 1.292%, 1/15/33 (1) 685 682
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class A, ARM
1M USD LIBOR + 1.00%, 1.191%, 9/15/29 (1) 4,303 4,260
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 1.541%, 9/15/29 (1) 7,000 6,877

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 1.562%, 10/15/33 (1) 9,870 9,809
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, ARM
1M USD LIBOR + 0.55%, 0.741%, 12/15/37 (1) 6,036 5,904
MHC Trust
Series 2021-MHC2, Class A, ARM
1M USD LIBOR + 0.85%, 1.041%, 5/15/23 (1) 12,500 12,242
New Orleans Hotel Trust
Series 2019-HNLA, Class A, ARM
1M USD LIBOR + 0.989%, 1.18%, 4/15/32 (1) 10,000 9,849
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M USD LIBOR + 0.70%, 0.891%, 3/15/36 (1) 7,110 6,885
103,378
Whole Loans Backed 17.1%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 2,479 2,480
Angel Oak Mortgage Trust
Series 2020-5, Class A1, CMO, ARM
1.373%, 5/25/65 (1) 3,267 3,233
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 3,166 3,130
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 11,026 10,818
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 6,962 6,813
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 9,247 9,102
Angel Oak Mortgage Trust
Series 2021-6, Class A1, CMO, ARM
1.458%, 9/25/66 (1) 8,777 8,516
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 364 365
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 440 442
Angel Oak Mortgage Trust I
Series 2019-1, Class A3, CMO, ARM
4.124%, 11/25/48 (1) 440 441

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 499 499
Angel Oak Mortgage Trust I
Series 2019-2, Class A2, CMO, ARM
3.782%, 3/25/49 (1) 226 226
Angel Oak Mortgage Trust I
Series 2019-2, Class A3, CMO, ARM
3.833%, 3/25/49 (1) 181 181
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 13,986 13,690
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 290 289
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, ARM
3.50%, 6/28/57 (1) 420 422
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, ARM
3.50%, 8/28/57 (1) 294 288
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 13,598 13,278
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 7,841 7,776
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 2,116 2,109
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.387%, 1/25/30  2,933 2,874
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 10/25/30  5,000 4,974
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 10/25/30  2,835 2,817
Connecticut Avenue Securities
Series 2021-R01, Class 1M1, CMO, ARM
SOFR30A + 0.75%, 0.799%, 10/25/41 (1) 1,046 1,039
Connecticut Avenue Securities
Series 2021-R02, Class 2M1, CMO, ARM
SOFR30A + 0.90%, 0.949%, 11/25/41 (1) 26,479 26,215
Connecticut Avenue Securities
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 1.249%, 1/25/42 (1) 4,804 4,795

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.339%, 1/25/60 (1) 592 591
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 9,426 9,245
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 8,007 7,748
Deephaven Residential Mortgage Trust
Series 2021-4, Class A1, CMO, ARM
1.931%, 11/25/66 (1) 16,046 15,774
Eagle RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 1.599%, 4/25/34 (1) 7,385 7,345
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 2,153 2,145
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1) 2,036 2,036
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.178%, 10/25/65 (1) 3,888 3,862
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 6,613 6,437
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 9,072 8,801
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 12,134 11,591
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, CMO, ARM
3.662%, 10/25/46  13 13
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 595 598
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 893 893
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 4,550 4,520
GCAT Trust
Series 2021-NQM4, Class A1, CMO, ARM
1.093%, 8/25/66 (1) 13,612 13,157

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GCAT Trust
Series 2021-NQM5, Class A1, CMO, ARM
1.262%, 7/25/66 (1) 18,111 17,492
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 1,754 1,739
Goldman Sachs Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A6, CMO, ARM
2.50%, 10/25/51 (1) 16,932 16,685
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 1,842 1,836
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 11,497 10,841
JPMorgan Mortgage Trust
Series 2020-INV1, Class A4, CMO, ARM
3.50%, 8/25/50 (1) 549 549
JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
2.50%, 10/25/50 (1) 655 656
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 8,907 8,751
MFA Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.029%, 11/25/64 (1) 10,510 10,241
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 2,598 2,605
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1) 1,758 1,755
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A1, CMO, ARM
0.943%, 7/25/55 (1) 9,114 8,944
New Residential Mortgage Loan Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.156%, 11/27/56 (1) 23,606 22,998
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 19,730 18,973
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 4/25/48 (1) 468 470
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 1.087%, 6/25/59 (1) 11 11

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 1.087%, 10/25/59 (1) 342 342
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 894 889
OBX Trust
Series 2020-EXP1, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 2/25/60 (1) 903 905
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 5,383 5,375
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.90%, 1.008%, 12/25/49 (1) 727 726
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 11,633 11,384
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 16,329 15,757
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 12,019 11,774
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 12,549 12,270
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 364 366
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 190 189
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 6,218 6,145
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 19,002 18,429
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 520 522
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 5,300 5,230
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 3,996 3,942

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, CMO, ARM
1.127%, 6/25/56 (1) 23,583 22,859
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 32,013 31,243
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 10/25/48 (1) 353 353
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.437%, 2/25/47 (1) 911 910
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.949%, 12/25/50 (1) 756 755
Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.699%, 1/25/51 (1) 916 916
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 0.849%, 8/25/33 (1) 6,763 6,755
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 0.799%, 10/25/33 (1) 12,028 11,938
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.699%, 1/25/34 (1) 990 989
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, CMO, ARM
SOFR30A + 0.80%, 0.849%, 10/25/41 (1) 20,800 20,638
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 0.899%, 11/25/41 (1) 17,795 17,583
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.749%, 8/25/33 (1) 6,048 6,034
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.749%, 12/25/33 (1) 5,724 5,703
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M1, CMO, ARM
SOFR30A + 0.85%, 0.899%, 9/25/41 (1) 10,460 10,352
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M1, CMO, ARM
SOFR30A + 0.95%, 0.999%, 12/25/41 (1) 9,950 9,812
Toorak Mortgage
Series 2021-INV1, Class A1, CMO, ARM
1.153%, 7/25/56 (1) 9,191 8,874

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2016-4, Class A1, ARM
2.25%, 7/25/56 (1) 21 21
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 58 58
Towd Point Mortgage Trust
Series 2017-3, Class A1, ARM
2.75%, 7/25/57 (1) 122 123
Towd Point Mortgage Trust
Series 2017-4, Class A1, ARM
2.75%, 6/25/57 (1) 220 221
Towd Point Mortgage Trust
Series 2017-5, Class A1, ARM
1M USD LIBOR + 0.60%, 0.787%, 2/25/57 (1) 229 229
Towd Point Mortgage Trust
Series 2017-6, Class A1, ARM
2.75%, 10/25/57 (1) 483 486
Towd Point Mortgage Trust
Series 2018-2, Class A1, ARM
3.25%, 3/25/58 (1) 759 767
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 5,237 5,138
Verus Securitization Trust
Series 2019-3, Class A1, CMO, STEP
2.784%, 7/25/59 (1) 1,493 1,497
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 2,169 2,172
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 1,049 1,053
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 1,661 1,664
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 1,121 1,120
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 1,601 1,591
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65 (1) 1,689 1,670
Verus Securitization Trust
Series 2020-5, Class A1, CMO, STEP
1.218%, 5/25/65 (1) 4,404 4,339

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 1,703 1,695
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 8,760 8,570
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 7,058 6,900
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 16,812 16,370
Verus Securitization Trust
Series 2021-5, Class A1, CMO, ARM
1.013%, 9/25/66 (1) 16,953 16,213
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 4,062 4,025
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 14,552 14,387
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 1,280 1,278
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 4,612 4,547
692,207
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $812,693) 795,585
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, CMO, ARM, 1M USD LIBOR + 0.35%,
0.541%, 2/15/45  222 223
Federal National Mortgage Assn., CMO, ARM, 1M USD LIBOR +
0.40%, 0.587%, 1/25/45  183 184
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $405) 407

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.0%
U S Treasury Obligations 4.0%
U.S. Treasury Bills, 0.03%, 3/1/22  21,000 21,000
U.S. Treasury Bills, 0.04%, 3/8/22  21,000 21,000
U.S. Treasury Bills, 0.05%, 11/9/21  21,000 20,999
U.S. Treasury Bills, 0.06%, 3/22/22  38,750 38,748
U.S. Treasury Bills, 0.07%, 3/24/22 (4) 60,000 59,997
161,744
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $161,745) 161,744
SHORT-TERM INVESTMENTS 12.1%
Commercial Paper 12.1%
4(2) 11.2%(5)
Albemarle, 0.37%, 3/7/22  15,000 14,999
Albemarle, 0.40%, 3/2/22  9,000 9,000
Albemarle, 0.705%, 3/4/22  16,000 15,999
Arrow Electronics, 0.62%, 3/23/22  19,000 18,994
Canadian Natural Resource, 1.612%, 3/21/22  39,950 39,942
Cigna, 0.801%, 4/19/22  10,000 9,992
Conagra Foods, 0.35%, 3/11/22  5,000 5,000
Conagra Foods, 0.40%, 3/7/22  34,750 34,749
Energy Transfer Partners, 0.70%, 3/1/22  20,000 20,000
Fidelity National Information Services, 0.30%, 3/1/22  40,000 40,000
Fisv, 0.30%, 3/1/22  23,400 23,400
General Motors Financial, 0.28%, 3/1/22  10,000 10,000
Harley-Davidson Financial, 0.43%, 3/3/22  15,000 14,999
Harley-Davidson Financial, 0.866%, 3/4/22  25,000 24,999
Hyundai Capital America, 0.30%, 3/1/22  24,450 24,450
Sempra Energy, 0.721%, 4/18/22  25,000 24,979
Sempra Energy, 1.003%, 6/1/22  7,000 6,985
Syngenta Wilmington, 0.85%, 3/18/22  39,700 39,685
VW Credit, 0.32%, 3/1/22  25,000 25,000
Western Union, 0.30%, 3/1/22  50,000 50,000
453,172

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Non-4(2) 0.9%
Chi, 0.951%, 4/13/22  34,725 34,694
34,694
Total Commercial Paper 487,866
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.12% (6)(7) 3 3
Total Money Market Funds 3
Total Short-Term Investments
(Cost $487,839) 487,869
Total Investments in Securities 100.5%
(Cost $4,098,712) $ 4,056,547
Other Assets Less Liabilities (0.5)% (19,485)
Net Assets 100.0% $ 4,037,062
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,816,004 and represents 45.0% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Insured by Assured Guaranty Municipal Corporation
(4) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(5) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $453,172 and represents 11.2% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
ILS Israeli Shekel
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Compounded Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, BBB*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/22 * 15,000 61 27 34
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, BBB*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 * 10,000 68 41 27
Goldman Sachs, Protection Sold (Relevant
Credit: Pioneer Natural Resources, BBB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/22 20,000 161 127 34
Total Bilateral Credit Default Swaps, Protection Sold 195 95
Total Bilateral Swaps 195 95
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T,
BBB*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/23 * 25,000 281 295 (14)
Protection Sold (Relevant Credit: Bank of
America, A2*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/23 * 20,000 244 277 (33)
Protection Sold (Relevant Credit: Citibank,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/23 * 20,000 224 269 (45)

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Verizon
Communications, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 25,000 307 344 (37)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (129)
Total Centrally Cleared Swaps (129)
Net payments (receipts) of variation margin to date 121
Variation margin receivable (payable) on centrally cleared swaps $ (8)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/7/22 USD 55,779 JPY 6,301,950 $ 954
BNP Paribas 5/9/22 USD 23,914 JPY 2,743,300 14
Citibank 4/6/22 USD 12,945 ILS 41,550 (8)
Deutsche Bank 4/11/22 USD 23,407 JPY 2,663,950 213
HSBC Bank 4/4/22 USD 28,762 JPY 3,332,650 (251)
JPMorgan Chase 4/6/22 ILS 41,550 USD 13,304 (351)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 571

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 499 U.S. Treasury Notes five year contracts 6/22 (59,022) $ (258)
Short, 234 U.S. Treasury Notes ten year contracts 6/22 (29,820) (194)
Short, 1,919 U.S. Treasury Notes two year contracts 6/22 (413,020) (705)
Net payments (receipts) of variation margin to date (909)
Variation margin receivable (payable) on open futures contracts $ (2,066)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 3 ¤ ¤ $ 3 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Ultra Short-Term Bond Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Ultra Short-Term Bond Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,568,678 $ — $ 3,568,678
Short-Term Investments 3 487,866 — 487,869
Total Securities 3 4,056,544 — 4,056,547
Swaps* — 290 — 290
Forward Currency Exchange
Contracts — 1,181 — 1,181
Total $ 3 $ 4,058,015 $ — $ 4,058,018
Liabilities
Swaps* $ — $ 129 $ — $ 129
Forward Currency Exchange
Contracts — 610 — 610
Futures Contracts* 1,157 — — 1,157
Total $ 1,157 $ 739 $ — $ 1,896

T. ROWE PRICE Ultra Short-Term Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F188-054Q3 02/22
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.